LOANS (Tables)	12 Months Ended
Dec. 31, 2013
LOANS
Schedule of composition of loans

The composition of loans at December 31 is as follows (dollars in thousands):

	2013	2012

Commercial real estate	$268,809	$244,966
Commercial, financial, and agricultural	79,655	80,646
One to four family residential real estate	103,768	87,948
Commercial construction	10,904	17,229
Consumer	13,801	10,923
Consumer construction	6,895	7,465

Total loans	$483,832	$449,177

Schedule of the allowance for loan losses

An analysis of the allowance for loan losses for the years ended December 31 is as follows (dollars in thousands):

	2013	2012	2011

Balance, January 1	$5,218	$5,251	$6,613
Recoveries on loans previously charged off	200	278	138
Loans charged off	(2,432)	(1,256)	(3,800)
Provision	1,675	945	2,300

Balance, December 31	$4,661	$5,218	$5,251

Schedule of breakdown of the allowance for loan losses and recorded balances in loans

A breakdown of the allowance for loan losses and recorded balances in loans at December 31, 2013 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218
Charge-offs	(1,539)	(632)	—	(141)	—	(120)	—	(2,432)
Recoveries	92	56	2	26	2	22	—	200
Provision	29	1,262	(47)	(349)	23	246	511	1,675
Ending balance ALLR	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661

Loans:
Ending balance	$268,809	$79,655	$10,904	$103,768	$6,895	$13,801	$—	$483,832
Ending balance ALLR	(1,849)	(1,378)	(80)	(516)	(25)	(148)	(665)	(4,661)
Net loans	$266,960	$78,277	$10,824	$103,252	$6,870	$13,653	$(665)	$479,171

Ending balance ALLR:
Individually evaluated	$99	$891	$—	$103	$—	$18	$—	$1,111
Collectively evaluated	1,750	487	80	413	25	130	665	3,550
Total	$1,849	$1,378	$80	$516	$25	$148	$665	$4,661

Ending balance Loans:
Individually evaluated	$649	$1,830	$—	$385	$—	$42	$—	$2,906
Collectively evaluated	268,160	77,825	10,904	103,383	6,895	13,759	—	480,926
Total	$268,809	$79,655	$10,904	$103,768	$6,895	$13,801	$—	$483,832

A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2012 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251
Charge-offs	(729)	(40)	(6)	(399)	—	(82)	—	(1,256)
Recoveries	52	201	—	7	—	18	—	278
Provision	1,121	(548)	(76)	258	—	64	126	945
Ending balance ALLR	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Loans:
Ending balance	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177
Ending balance ALLR	(3,267)	(692)	(125)	(980)	—	—	(154)	(5,218)
Net loans	$241,699	$79,954	$17,104	$86,968	$7,465	$10,923	$(154)	$443,959

Ending balance ALLR:
Individually evaluated	$1,662	$155	$10	$112	$—	$—	$—	$1,939
Collectively evaluated	1,605	537	115	868	—	—	154	3,279
Total	$3,267	$692	$125	$980	$—	$—	$154	$5,218

Ending balance Loans:
Individually evaluated	$22,910	$6,070	$858	$796	$—	$—	$—	$30,634
Collectively evaluated	222,056	74,576	16,371	87,152	7,465	10,923	—	418,543
Total	$244,966	$80,646	$17,229	$87,948	$7,465	$10,923	$—	$449,177

A breakdown of the allowance for loan losses, the activity for the period, and recorded balances in loans for the year ended December 31, 2011 is as follows (dollars in thousands):

		Commercial,		One to four
	Commercial	financial and	Commercial	family residential	Consumer
	real estate	agricultural	construction	real estate	construction	Consumer	Unallocated	Total
Allowance for loan loss reserve:
Beginning balance ALLR	$3,460	$1,018	$389	$1,622	$—	$—	$124	$6,613
Charge-offs	(2,267)	(579)	(412)	(490)	—	(52)	—	(3,800)
Recoveries	32	21	75	1	—	9	—	138
Provision	1,598	619	155	(19)	—	43	(96)	2,300
Ending balance ALLR	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Loans:
Ending balance	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246
Ending balance ALLR	(2,823)	(1,079)	(207)	(1,114)	—	—	(28)	(5,251)
Net loans	$196,378	$91,190	$19,538	$76,218	$5,774	$6,925	$(28)	$395,995

Ending balance ALLR:
Individually evaluated	$926	$160	$—	$114	$—	$—	$—	$1,200
Collectively evaluated	1,897	919	207	1,000	—	—	28	4,051
Total	$2,823	$1,079	$207	$1,114	$—	$—	$28	$5,251

Ending balance Loans:
Individually evaluated	$13,628	$1,707	$—	$1,930	$—	$—	$—	$17,265
Collectively evaluated	185,573	90,562	19,745	75,402	5,774	6,925	—	383,981
Total	$199,201	$92,269	$19,745	$77,332	$5,774	$6,925	$—	$401,246

Schedule of breakdown of loans by risk category

Below is a breakdown of loans by risk category as of December 31, 2013 (dollars in thousands):

				(4)
	(1)	(2)	(3)	Acceptable/	(5)	(6)	(7)	Rating
	Strong	Good	Average	Acceptable Watch	Sp. Mention	Substandard	Doubtful	Unassigned	Total

Commercial real estate	$1,502	$23,310	$116,702	$125,010	$—	$2,285	$—	$—	$268,809
Commercial, financial and agricultural	3,741	4,348	27,455	39,070	—	5,041	—	—	79,655
Commercial construction	30	479	2,702	4,340	—	402	—	2,951	10,904
One-to-four family residential real estate	251	3,074	1,275	4,482	—	710	—	93,976	103,768
Consumer construction	—	—	—	—	—	—	—	6,895	6,895
Consumer	10	—	37	43	—	30	—	13,681	13,801

Total loans	$5,534	$31,211	$148,171	$172,945	$—	$8,468	$—	$117,503	$483,832

Below is a breakdown of loans by risk category as of December 31, 2012 (dollars in thousands)

				(4)
	(1)	(2)	(3)	Acceptable/	(5)	(6)	(7)	Rating
	Strong	Good	Average	Acceptable Watch	Sp. Mention	Substandard	Doubtful	Unassigned	Total

Commercial real estate	$4,807	$20,491	$84,164	$113,379	$16,754	$5,189	$182	$—	$244,966
Commercial, financial and agricultural	5,026	3,936	23,821	41,785	4,296	1,782	—	—	80,646
Commercial construction	—	1,038	5,103	5,784	759	1,077	—	3,468	17,229
One-to-four family residential real estate	—	1,969	3,635	4,791	—	646	—	76,907	87,948
Consumer construction	—	—	—	—	—	—	—	7,465	7,465
Consumer	—	359	71	257	—	6	—	10,230	10,923

Total loans	$9,833	$27,793	$116,794	$165,996	$21,809	$8,700	$182	$98,070	$449,177

Summary of impaired loans and their effect on interest income

The following is a summary of impaired loans and their effect on interest income (dollars in thousands):

					Interest Income	Interest Income
	Nonaccrual	Accrual	Average	Related	Recognized	on
	Basis	Basis	Investment	Valuation Reserve	During Impairment	Accrual Basis
December 31, 2013

With no valuation reserve:
Commercial real estate	$513	$—	$3,045	$—	$—	$153
Commercial, financial and agricultural	59	—	505	—	—	13
Commercial construction	—	—	626	—	—	3
One to four family residential real estate	361	—	625	—	—	16
Consumer construction	—	—	—	—	—	—
Consumer	—	—	2	—	—	—

With a valuation reserve:
Commercial real estate	$59	$—	$71	$14	$—	$5
Commercial, financial and agricultural	752	—	834	265	—	18
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	250	—	261	78	—	20
Consumer construction	—	—	—	—	—	—
Consumer	30	—	30	13	—	—

Total:
Commercial real estate	$572	$—	$3,116	$14	$—	$158
Commercial, financial and agricultural	811	—	1,339	265	—	31
Commercial construction	—	—	626	—	—	3
One to four family residential real estate	611	—	886	78	—	36
Consumer construction	—	—	—	—	—	—
Consumer	30	—	32	13	—	—
Total	$2,024	$—	$5,999	$370	$—	$228

December 31, 2012

With no valuation reserve:
Commercial real estate	$132	$—	$1,550	$—	$—	$37
Commercial, financial and agricultural	—	—	1,063	—	—	19
Commercial construction	675	—	675	—	—	15
One to four family residential real estate	230	—	1,074	—	—	41
Consumer construction	—	—	16	—	—	1
Consumer	—	—	3	—	—	—

With a valuation reserve:
Commercial real estate	$2,939	$—	$3,173	$1,315	$54	$177
Commercial, financial and agricultural	436	—	504	109	—	17
Commercial construction	—	—	—	—	—	—
One to four family residential real estate	275	—	281	95	—	6
Consumer construction	—	—	—	—	—	—
Consumer	—	—	—	—	—	—

Total:
Commercial real estate	$3,071	$—	$4,723	$1,315	$54	$214
Commercial, financial and agricultural	436	—	1,567	109	—	36
Commercial construction	675	—	675	—	—	15
One to four family residential real estate	505	—	1,355	95	—	47
Consumer construction	—	—	16	—	—	1
Consumer	—	—	3	—	—	—
Total	$4,687	$—	$8,339	$1,519	$54	$313

Summary of past due loans

A summary of past due loans at December 31, is as follows (dollars in thousands):

	2013			2012
	30-89 days	90+ days		30-89 days	90+ days
	Past Due	Past Due/		Past Due	Past Due/
	(accruing)	Nonaccrual	Total	(accruing)	Nonaccrual	Total

Commercial real estate	$—	$572	$572	$575	$3,071	$3,646
Commercial, financial and agricultural	4	811	815	71	436	507
Commercial construction	20	—	20	—	675	675
One to four family residential real estate	201	611	812	291	505	796
Consumer construction	—	—	—	—	—	—
Consumer	14	30	44	14	—	14

Total past due loans	$239	$2,024	$2,263	$951	$4,687	$5,638

Schedule of roll-forward of nonaccrual activity

A roll-forward of nonaccrual activity during the year ended December 31, 2013 (dollars in thousands):

		Commercial,		One to four
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Consumer	Total

NONACCRUAL

Beginning balance	$3,071	$436	$675	$505	$—	$—	$4,687

Principal payments	(1,478)	(319)	(100)	(88)	—	(2)	(1,987)
Charge-offs	(1,304)	(616)	—	(141)	—	(4)	(2,065)
Advances	—	—	—	—	—	—	—
Transfers to OREO	(208)	(37)	(580)	(107)	—	—	(932)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	443	1,346	—	434	—	36	2,259
Other	48	1	5	8	—	—	62

Ending balance	$572	$811	$—	$611	$—	$30	$2,024

A roll-forward of nonaccrual activity during the year ended December 31, 2012 (dollars in thousands):

		Commercial,		One to four
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Consumer	Total

NONACCRUAL

Beginning balance	$2,362	$1,111	$—	$1,997	$20	$—	$5,490

Principal payments	(1,569)	(1,385)	—	(1,068)	—	—	(4,022)
Charge-offs	(463)	—	—	(387)	(5)	(3)	(858)
Advances	—	—	—	—	—	—	—
Class transfers	—	—	—	—	—	—	—
Transfers to OREO	(675)	—	—	(662)	(15)	—	(1,352)
Transfers to accruing	—	—	—	—	—	—	—
Transfers from accruing	3,377	716	675	617	—	3	5,388
Other	39	(6)	—	8	—	—	41

Ending balance	$3,071	$436	$675	$505	$—	$—	$4,687

Summary of troubled debt restructurings

A summary of troubled debt restructurings that occurred during the years ended December 31 is as follows (dollars in thousands):

	2013		2012
	Number of	Recorded	Number of	Recorded
	Modifications	Investment	Modifications	Investment

Commercial real estate	—	$—	3	$4,614
Commercial, financial and agricultural	1	528	1	1,221
Commercial construction	—	—	3	860
One to four family residential real estate	—	—	1	102
Consumer construction	—	—	—	—
Consumer	—	—	—	—

Total troubled debt restructurings	1	$528	8	$6,797

Schedule of roll-forward of troubled debt restructurings

A roll-forward of troubled debt restructuring during the year ended December 31, 2013 (dollars in thousands):

		Commercial,		One to four	Consumer and
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Total

ACCRUING

Beginning balance	$3,611	$1,221	$858	$102	$—	$5,792

Principal payments	(91)	(460)		(3)	—	(554)
Charge-offs	—	—		—	—	—
Advances	—	—		—	—	—
New restructured	—	953		—	—	953
Transferred out of TDR	—	—		—	—	—
Transfers to nonaccrual	—	(528)		—	—	(528)

Ending Balance	$3,520	$1,186	$858	$99	$—	$5,663

NONACCRUAL

Beginning balance	$2,162	$—	$—	$102	$—	$2,264
			—
Principal payments	(1,376)	(5)	—	(15)	—	(1,396)
Charge-offs	(793)	—	—	—	—	(793)
Advances	—	—	—	—	—	—
New restructured	7	528	—	4	—	539
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$—	$523	$—	$91	$—	$614

TOTALS

Beginning balance	$5,773	$1,221	$858	$204	$—	$8,056

Principal payments	(1,467)	(465)	—	(18)	—	(1,950)
Charge-offs	(793)	—	—	—	—	(793)
Advances	—	—	—	—	—	—
New restructured	7	1,481	—	4	—	1,492
Transfers out of TDRs	—	—	—	—	—	—
Tansfers to nonaccrual	—	(528)	—	—	—	(528)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	—	—	—	—	—	—

Ending Balance	$3,520	$1,709	$858	$190	$—	$6,277

A roll-forward of troubled debt restructuring during the year ended December 31, 2012 (dollars in thousands):

		Commercial,		One to four	Consumer and
	Commercial	Financial and	Commercial	family residential	Consumer
	Real Estate	Agricultural	Construction	real estate	Construction	Total

ACCRUING

Beginning balance	$2,400	$—	$—	$103	$—	$2,503

Principal payments	(84)	—	(2)	(1)	—	(87)
Charge-offs	—	—	—	—	—	—
Advances	—	—	—	—	—	—
New restructured	3,695	1,221	860	—	—	5,776
Transferred out of TDRs	—	—	—	—	—	—
Transfers to nonaccrual	(2,400)	—	—	—	—	(2,400)

Ending Balance	$3,611	$1,221	$858	$102	$—	$5,792

NONACCRUAL

Beginning balance	$—	$—	$—	$—	$—	$—

Principal payments	(432)	—	—	—	—	(432)
Charge-offs	(772)	—	—	—	—	(772)
Advances	47	—	—	—	—	47
New restructured	919	—	—	102	—	1,021
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	2,400	—	—	—	—	2,400

Ending Balance	$2,162	$—	$—	$102	$—	$2,264

TOTALS

Beginning balance	$2,400	$—	$—	$103	$—	$2,503

Principal payments	(516)	—	(2)	(1)	—	(519)
Charge-offs	(772)	—	—	—	—	(772)
Advances	47	—	—	—	—	47
New restructured	4,614	1,221	860	102	—	6,797
Transfers out of TDRs	—	—	—	—	—	—
Transfers to nonaccrual	(2,400)	—	—	—	—	(2,400)
Transfers to foreclosed properties	—	—	—	—	—	—
Transfers from accruing	2,400	—	—	—	—	2,400

Ending Balance	$5,773	$1,221	$858	$204	$—	$8,056

Schedule of activity in insider loans granted to the entity's executive officers and directors, including their families and firms

Activity in such loans is summarized below (dollars in thousands):

	2013	2012

Loans outstanding, January 1	$11,297	$8,827
New loans	496	3,911
Net activity on revolving lines of credit	(266)	233
Repayment	(2,484)	(1,674)

Loans outstanding, December 31	$9,043	$11,297